Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
SanJac Alpha Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Core Plus Bond ETF
Class Name	SanJac Alpha Core Plus Bond ETF
Trading Symbol	SJCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the period of September 10, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SanJac Alpha Core Plus Bond ETF	$15*	0.65%
[1]
Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.65%
Net Assets	$ 501,969
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$501,969
Number of Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Issuers	(% of Net Assets)
United States Treasury Bill	39.6%
United States Treasury Note/Bond	35.7%
Chimera Investment Corp.	10.0%
PennyMac Mortgage Investment Trust	8.8%
MFA Financial, Inc.	5.0%

Sectors*	(% of Net Assets)
U.S. Treasury Securities	35.7%
Real Estate Investment Trusts	23.8%
Cash & Other	40.5%
[2]
Updated Prospectus Web Address	https://sanjacalpha.com/
SanJac Alpha Low Duration ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Low Duration ETF
Class Name	SanJac Alpha Low Duration ETF
Trading Symbol	SJLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the period of September 10, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SanJac Alpha Low Duration ETF	$8*	0.35%
[3]
Expenses Paid, Amount	$ 8	[3]
Expense Ratio, Percent	0.35%
Net Assets	$ 503,793
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$503,793
Number of Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Issuers	(% of Net Assets)
United States Treasury Bill	78.4%
United States Treasury Note/Bond	19.7%

Sectors*	(% of Net Assets)
U.S. Treasury Securities	19.7%
Cash & Other	80.3%
[4]
Updated Prospectus Web Address	https://sanjacalpha.com/

[1]
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.